Consolidated statements of changes in equity (Unaudited) - CAD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Equity Component Of Convertible Bond [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 56,184	$ 9,592	$ (59,022)	$ 6,754
Beginning Balance, Shares at Dec. 31, 2019	26,178,281
IfrsStatementLineItems [Line Items]
Warrants expired
Options exercised	$ 46	(19)		27	27
Options exercised, shares	15,000
Share-based compensation		127		127	127
Net loss and comprehensive loss			(9,248)	(9,248)	(9,248)
Ending balance, value at Jun. 30, 2020	$ 56,230	9,700	(68,270)	(2,340)
Ending balance, shares at Jun. 30, 2020	26,193,281
Beginning balance, value at Dec. 31, 2020	$ 60,537	10,761	364	(77,000)	(5,338)
Beginning Balance, Shares at Dec. 31, 2020	27,299,332
IfrsStatementLineItems [Line Items]
Shares issued from placements	$ 95,939				95,939
Shares issued from placements, shares	9,501,227
Warrants expired	$ 17,825	(198)			17,627
Warrants expired, shares	7,821,700
Options exercised	$ 1,476	(517)			959
Options exercised, shares	331,251
Shares issued for interest payment	$ 797				797
Shares issued for interest payment, shares	76,635
Share-based compensation		5,939			5,939
Share issue costs	(7,166)				(7,166)
Net loss and comprehensive loss				(20,322)	(20,322)
Ending balance, value at Jun. 30, 2021	$ 169,408	$ 15,985	$ 364	$ (97,322)	$ 88,435
Ending balance, shares at Jun. 30, 2021	45,030,145